Direct cost of revenues	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Direct cost of revenues	Direct cost of revenues

	2024	2023
	$	$

Subscription cost of revenue	77,585	80,064
Transaction-based cost of revenue	390,522	271,035
Hardware and other cost of revenue	55,913	47,446

Total direct cost of revenues	524,020	398,545
Inventories expensed during the fiscal year ended March 31, 2024 in direct cost of revenues amount to $45,470 (2023 – $37,560)